MARKETABLE SECURITIES - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Marketable Securities [Line Items]
Unrealized gain (loss) on marketable securities held at period end	$ (23,968)	$ 66,137
Avance Gas
Summary of Marketable Securities [Line Items]
Number of marketable securities (in shares)	442,384
Unrealized gain (loss) on marketable securities held at period end	$ 900
SFL Tanker Holding Ltd
Summary of Marketable Securities [Line Items]
Number of marketable securities (in shares)	73,165
Golden Ocean
Summary of Marketable Securities [Line Items]
Number of marketable securities (in shares)	10,299
Euronav
Summary of Marketable Securities [Line Items]
Number of marketable securities (in shares)	13,664,613
Unrealized gain (loss) on marketable securities held at period end	$ (24,900)
Dividends received	$ 25,000